NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Bond Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Money Market Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated May 12, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Ziegler Wisconsin Tax Exempt Fund

Effective immediately:

1.	The table under the section “Portfolio Managers” on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Paula M. Horn	Chief Investment Officer	Since 2009
Richard K. Marrone	Senior Portfolio Manager	Since 2016
Richard D. Scargill	Vice President and Portfolio Manager	Since 2009
Eric Zenner	Vice President and Portfolio Manager	Since 2009

2.
The information under the section “Portfolio Management,” within the subheading “Nationwide Ziegler Wisconsin Tax Exempt Fund,” on page 68 of the Prospectus, is deleted in its entirety and replaced with the following:

Paula M. Horn, Richard K. Marrone, Richard D. Scargill and Eric Zenner are responsible for the day to day management of the Fund.

Ms. Horn is Chief Investment Officer of Ziegler and has been associated with Ziegler since 2009. She was President of DeSari Capital from August 2007 to December 2008. She was associated with Deerfield Capital from February 2000 to August 2007.

Mr. Marrone is Senior Portfolio Manager of Ziegler and has been associated with Ziegler since 2015. He was Senior Portfolio Manager at Thomas Weisel Capital Management, LLC from 2011 to 2015. He was a Director and Senior Vice President at Evergreen Investments from 1993 to 2008.

Mr. Scargill is Vice President and Portfolio Manager of Ziegler. He has been associated with Ziegler since 2002.

Mr. Zenner is Vice President and Portfolio Manager of Ziegler. He has been associated with Ziegler since 2009. He was Managing Director and Portfolio Manager of Deerfield Capital from 2003 to 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE